Investments - Allowance for Credit Loss (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Rollforward of the allowance for credit loss by major security type
Beginning balance	$ 2.0	$ 0.1	$ 0.1	$ 4.9	$ 6.5
Additions for credit losses not previously recorded		3.8	5.7		17.4
Write-offs charged against allowance	(1.6)		(3.8)	(0.3)	(9.4)
Ending balance	0.4	3.9	2.0	0.1	4.9
Corporate debt securities
Rollforward of the allowance for credit loss by major security type
Beginning balance	1.9			4.5
Additions for credit losses not previously recorded		3.8	5.7		16.9
Write-offs charged against allowance	(1.6)		(3.8)
Ending balance	0.3	3.8	1.9		4.5
Commercial mortgage-backed securities
Rollforward of the allowance for credit loss by major security type
Beginning balance				0.3	4.3
Additions for credit losses not previously recorded					0.4
Write-offs charged against allowance				(0.3)	(6.8)
Ending balance					0.3
Collateralized debt obligations
Rollforward of the allowance for credit loss by major security type
Beginning balance					2.2
Write-offs charged against allowance					(2.6)
Other debt obligations
Rollforward of the allowance for credit loss by major security type
Beginning balance	0.1	0.1	0.1	0.1
Additions for credit losses not previously recorded					0.1
Ending balance	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1